SUPPLEMENT

Dated May 25, 2007

to the

Class IA Shares Prospectuses dated May 1, 2007

Class IB Shares Prospectus dated May 1, 2007

For Hartford HLS Funds (collectively the “Prospectuses”)

The Prospectuses referenced above are revised as follows:

Hartford Focus HLS Fund

Effective July 27, 2007, the name of the “Hartford Focus HLS Fund” will be changed to “Hartford Fundamental Growth HLS Fund”.

Accordingly, on the front cover of the Prospectuses the fund’s name is changed to Hartford Fundamental Growth HLS Fund and conforming changes are made throughout the Prospectuses.

Hartford International Capital Appreciation HLS Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford International Capital Appreciation HLS Fund” to “Hartford International Growth HLS Fund” effective July 27, 2007.

Accordingly, on the front cover of the Prospectuses the fund’s name is changed to Hartford International Growth HLS Fund and conforming changes are made throughout the Prospectuses.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated May 25, 2007

to the

Class IA Shares Prospectuses dated May 1, 2007

Class IB Shares Prospectus dated May 1, 2007

For Hartford HLS Funds (collectively the “Prospectuses”)

The Prospectuses referenced above are revised as follows:

Hartford Global Advisers HLS Fund

1.             Effective June 1, 2007, Matthew D. Hudson, CFA will assume lead portfolio management responsibilities of the equity component of the Hartford Global Advisers HLS Fund.  Andrew S. Offit and Jean-Marc Berteaux will continue to be involved in portfolio management and securities analysis for the fund.  In connection with this change, the Principal Investment Strategy is revised to the following:

PRINCIPAL INVESTMENT STRATEGY. The fund consists of a diversified portfolio of securities covering a broad range of countries, industries and companies. The fund invests in securities denominated in both U.S. dollars and foreign currencies and may trade in both U.S. or in foreign markets.

The fund actively allocates its assets among three categories:

•  equity securities,

•  debt securities, and

•  money market instruments.

The equity portion of the fund invests in common stocks of high-quality growth companies worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will seek to diversify its investments in securities of issuers among a number of different countries throughout the world, one of which may include the United States.  There are no limits on the amount of the fund’s assets that may be invested in each country.  The equity portion of the fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion.  The fund’s investments in equity securities are substantially similar to the equity securities permitted for the Hartford Global Leaders HLS Fund (to be renamed Hartford Global Growth HLS Fund effective July 27, 2007).

Debt securities (other than money market securities) in which the fund may invest include investment grade securities assigned a bond rating within the four highest categories by Moody’s or S&P, or unrated securities determined by Wellington Management to be of comparable quality. In addition, the fund may invest up to 15% of its total assets in high-yield, high-risk debt securities, commonly known as “junk bonds.” Such securities may be rated as low as “C” by Moody’s or S&P, or, if unrated, be of comparable quality as determined by Wellington Management.

Asset allocation decisions are based upon Wellington Management’s judgment of the projected investment environment for financial assets, relative fundamental values and attractiveness of each asset category. Wellington Management does not attempt to make short-term market timing decisions among asset categories and asset allocation is within Wellington Management’s discretion. As a result, shifts in asset allocation are expected to be gradual and continuous and the fund normally has some portion of its assets invested in each asset category. There is no limit on the amount of fund assets that may be allocated to each asset category.

The fund may utilize derivatives to manage portfolio risk and to replicate securities the fund could buy that are not currently available in the market. Such derivatives may include (but are not limited to) transactions designed to minimize the impact of currency movements on the fund. The fund may trade securities actively.

2.             In addition, under the sub-heading “Portfolio Manager,” the information regarding Matthew D. Hudson and Andrew S. Offit is replaced with the following:

Matthew D. Hudson, CFA

•      Vice President and Equity Portfolio Manager of Wellington Management

•      Portfolio manager of the equity component of the fund since June 2007 and has been involved in portfolio management and securities analysis for the fund since 2006

•      Joined Wellington Management as an investment professional in 2005

•      Portfolio manager and analyst at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•      Senior Vice President and Equity Portfolio Manager of Wellington Management

•      Involved in portfolio management and securities analysis for the fund since 1997

•      Joined Wellington Management as an investment professional in 1997

Hartford Global Leaders HLS Fund

1.             Effective June 1, 2007, Matthew D. Hudson, CFA will assume lead portfolio management responsibilities of the Hartford Global Leaders HLS Fund.  Andrew S. Offit and Jean-Marc Berteaux will continue to be involved in portfolio management and securities analysis for the fund.  In connection with this change, the Principal Investment Strategy is revised to the following:

PRINCIPAL INVESTMENT STRATEGY.  The fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the fund invests are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.

Under normal market and economic conditions, the fund invests at least 65% of its total assets in common stocks of high-quality growth companies worldwide. The fund’s investment process emphasizes bottom-up research with a focus on companies with improving fundamentals exemplified by identifiable catalysts and strong earnings growth.  Under normal market and economic conditions, the fund will diversify its investments in securities of issuers among a number of different countries throughout the world, which may include the United States. There are no limits on the amount of the fund’s assets that may be invested in each country. The fund may invest in a broad range of market capitalizations, but tends to focus on mid to large capitalization companies with market capitalizations greater than $2 billion.

2.             On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford Global Leaders HLS Fund” to “Hartford Global Growth HLS Fund”.

Accordingly, effective July 27, 2007, on the front cover of the Prospectuses the fund’s name is changed to Hartford Global Growth HLS Fund and conforming changes are made throughout the Prospectuses.

3.             In addition, under the sub-heading “Portfolio Manager,” the information regarding Matthew D. Hudson and Andrew S. Offit is replaced with the following:

Matthew D. Hudson, CFA

•      Vice President and Equity Portfolio Manager of Wellington Management

•      Portfolio manager of the fund since June 2007 and has been involved in portfolio management and securities analysis for the fund since 2006

•      Joined Wellington Management as an investment professional in 2005

•      Portfolio manager and analyst at American Century Investment Management (2000-2005)

Andrew S. Offit, CPA

•      Senior Vice President and Equity Portfolio Manager of Wellington Management

•      Involved in portfolio management and securities analysis for the fund since its inception in 1998

•      Joined Wellington Management as an investment professional in 1997

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated May 25, 2007 to the

Combined Statement of Additional Information (the “SAI”)

For Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

Class IA and Class IB Shares

Dated May 1, 2007

The SAI referenced above is revised as follows effective July 27, 2007:

Hartford Focus HLS Fund

Effective July 27, 2007, the name of the “Hartford Focus HLS Fund” will be changed to “Hartford Fundamental Growth HLS Fund”.

Accordingly, on the front cover of the SAI, the name of the Hartford Focus HLS Fund is changed to “Hartford Fundamental Growth HLS Fund” and conforming changes are made throughout the SAI.

Hartford Global Leaders HLS Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford Global Leaders HLS Fund” to “Hartford Global Growth HLS Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to Hartford Global Growth HLS Fund and conforming changes are made throughout the SAI.

Hartford International Capital Appreciation HLS Fund

On May 9, 2007 the Board of Directors approved a resolution changing the name of the “Hartford International Capital Appreciation HLS Fund” to “Hartford International Growth HLS Fund”.

Accordingly, on the front cover of the SAI the fund’s name is changed to Hartford International Growth HLS Fund and conforming changes are made throughout the SAI.

This Supplement should be retained with your SAI for future reference.